Consolidated Statement of Comprehensive Income - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
NET INCOME FOR THE YEAR	R$ 1,742	R$ 1,002	R$ 334
Items not to be reclassified to profit or loss in subsequent periods
Post retirement liabilities - remesurement of obligations of the defined benefit plans	(702)	(394)	(780)
Income and social contribution taxes on restatement of defined benefit plans (note 10c)	239	133	265
Equity gain (loss) on other comprehensive income in subsidiary and jointly-controlled entity		(3)	4
Other comprehensive income that will not be reclassified to profit or loss, net of tax	(463)	(264)	(511)
Items that may be reclassified to the profit or loss in subsequent periods
Equity gain (loss) on other comprehensive income of subsidiaries and jointly-controlled entities, relating to fair value of financial asset and conversion of transactions outside Brazil		(38)	(3)
Reclassification of translation adjustments to the profit or loss arising from sale of Transchile			(40)
Other comprehensive income that will be reclassified to profit or loss, net of tax		(38)	(43)
COMPREHENSIVE INCOME FOR THE YEAR	1,279	700	(220)
Total of comprehensive income for the year attributed to:
Equity holders of the parent	1,237	699	(220)
Non-controlling interests	42	1
COMPREHENSIVE INCOME FOR THE YEAR	R$ 1,279	R$ 700	R$ (220)